Summary of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Financial Statements in US Dollars
A.	Financial statements in US dollars

Substantially all sales of the Company are made outside of Israel (see Note ##Note110A regarding geographical distribution), in US dollars ("dollars"). Most purchases of materials and components, and a significant part of the marketing costs are made or incurred, primarily in dollars. Therefore, the functional currency of the Company is the dollar.

Transactions and monetary balances in other currencies are translated into the functional currency using the current exchange rate.

All exchange gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in earnings when they arise.

Basis of Presentation
B.	Basis of presentation

The accompanying consolidated financial statements have been prepared with accounting principles generally accepted in the United States of America and include the accounts of the Company and its wholly-owned subsidiary in the United States. All intercompany balances and transactions have been eliminated in consolidation.

Estimates and Assumptions
C.	Estimates and assumptions

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the useful lives of PPE; allowances for doubtful accounts, deferred tax assets, inventory, investments, share-based compensation and other contingencies.

Cash and Cash Equivalents
D.	Cash and cash equivalents
The Company considers highly liquid investments with original maturities of three months or less from the date of deposit to be cash equivalents.
Short-Term Bank Deposits
E.	Short-term bank deposits

Short term bank deposits consist of bank deposits with original maturities of more than three months and up to twelve months.

As of December 31, 2013 the Company's short-term bank deposits consist of bank deposits in US dollars that bear fixed annual interest of 0.35% (2012 1.81%). These short-term bank deposits are held with a major Israeli bank, and their use and withdrawal are not subject to any restrictions.

Marketable Securities
F.	Marketable securities

Investment securities at December 31, 2012 and 2013 consist of corporate debt and government debt.

The Company classifies its marketable securities as held-to-maturity as they are debt securities in which the Company has the intent and ability to hold to maturity. Held-to-maturity (HTM) debt securities are recorded at amortized cost adjusted for the amortization or accretion of premiums or discounts.

Premiums and discounts on debt securities are amortized or accreted over the life of the related held-to-maturity security as an adjustment to yield using the effective interest method. Such amortization and accretion is included in the "Financial income, net" line item in the consolidated statements of operations.

When other-than-temporary impairment has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss.

A decline in the market value of HTM security below cost that is deemed to be other than temporary results in an impairment to reduce the carrying amount to fair value. To determine whether an impairment is other than temporary, the Company considers all available information relevant to the collectibility of the security, including past events, current conditions, and reasonable and supportable forecasts when developing estimate of cash flows expected to be collected. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the impairment, changes in value subsequent to year end, forecasted performance of the investee, and the general market condition in the geographic area or industry the investee operates in.

If the Company intends to sell the security or it is more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the other-than-temporary impairment is recognized in earnings equal to the entire difference between the investment's amortized cost basis and its fair value at the balance sheet date. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the other-than-temporary impairment is separated into the amount representing the credit loss and the amount related to all other factors. The amount of the total other-than-temporary impairment related to the credit loss is recognized in earnings.

Trade Accounts Receivable, Net
G.	Trade accounts receivable, net

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on trade accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and its customers' financial condition, the amount of receivables in dispute, and the current receivables aging and current payment patterns.

As of December 31, 2012 and 2013, the provision for doubtful accounts receivable amounted to US$ 20 thousand.

Inventories
H.	Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the "weighted average-cost" method.

The Company writes down obsolete or slow moving inventory to its market value, on a quarterly basis.

Assets Held for Employees' Severance Benefits
I.	Assets held for employees' severance benefits

Assets held for employees' severance benefits represent contributions to severance pay funds and cash surrender value of insurance policies. The assets are recorded at their current cash redemption value.

Property, Plant and Equipment
J.	Property, plant and equipment

Property, plant and equipment are stated at cost Net of accumulated depreciation. Depreciation is calculated on the straight-line basis over the estimated useful life of the assets at the following annual rates:

%
Machinery and equipment	15 - 33
Office furniture and equipment	6 - 33
Leasehold improvements	10- 20

Depreciation methods, useful lives and residual values are reviewed at the end of each reporting year and adjusted if appropriate.

Long Lived Assets
K.	Intangible assets

In 2013, the Company acquired intellectual property (the "IP") related to a Virtualization Off-Load Engine developed by Net Perform in the amount of US$ 200 thousand. The estimated useful life is 3 years. Amortization expenses recorded on a straight-line basis. The amortization of the IP in 2013 was US$ 20 thousand and the amortized cost as of December 31, 2013 was US$ 180 thousand.

Revenue Recognition
M.	Revenue recognition

Revenues from sales of products are recognized upon delivery provided that the collection of the resulting receivable is reasonably assured, there is persuasive evidence of an arrangement, no significant obligations in respect of installation remain and the price is fixed or determinable.

Sales taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and, therefore, are excluded from revenues in the consolidated statements of operations.

Research and Development Costs
N.	Research and development costs
Research and development costs are expensed as incurred.
Royalty Bearing Participations
O.	Royalty bearing participations

Royalty bearing participation from the Government of Israel for funding research and development activities are recognized at the time the Company is entitled to such grants based on the related cost incurred. See also Note 8A.

Royalty expenses are recognized pursuant to the sale of related products and are classified as cost of sales.

Allowance for Product Warranty
P.	Allowance for product warranty

The Company grants service warranties related to certain products to end-users. The Company estimates its obligation for such warranties to be immaterial on the basis of historical experience. Accordingly, these financial statements do not include an accrual for warranty obligations.

Treasury Shares
Q.	Treasury shares
Treasury shares are recorded at cost and presented as a reduction of shareholders' equity.
Income Taxes
R.	Income taxes

Deferred taxes are accounted for under the asset and liability method based on the estimated future tax effects of temporary differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of operations in the period that includes the enactment date. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

Share-Based Compensation
S.	Share-based compensation

The Company recognizes compensation expense based on estimated grant date fair value in accordance with ASC Topic 718, Compensation -Stock Compensation as follows:

When portions of an award vest in increments during the requisite service period (graded-vesting award), the Company's accounting policy is to recognize compensation cost for the award over the requisite service period for each separately vesting portion of the award.

Income Per Ordinary Share
T.	Basic and diluted earnings per share

Basic income per ordinary share is calculated by dividing the net income attributable to ordinary shares, by the weighted average number of ordinary shares outstanding. Diluted income per ordinary share calculation is similar to basic income per ordinary share except that the weighted average of common shares outstanding is increased to include outstanding potential common shares during the period if dilutive. Potential common shares arise from stock options and the dilutive effect is reflected by the application of the treasury stock method.

The following table summarizes information related to the computation of basic and diluted income per ordinary share for the years indicated.

	Year ended December 31
	2011	2012	2013
Net income attributable to ordinary shares
(US$ thousands)	8,243	9,871	17,077

Weighted average number of ordinary shares outstanding
used in basic income per ordinary share calculation	6,896,215	6,933,576	7,103,021

Add assumed exercise of outstanding dilutive potential
ordinary shares	98,377	34,729	143,011

Weighted average number of ordinary shares outstanding
used in diluted income per ordinary share calculation	6,994,592	6,968,305	7,246,032

Basic income per ordinary shares (US$)	1.195	1.424	2.404

Diluted income per ordinary shares (US$)	1.178	1.417	2.357

Number of options and warrants excluded
from the diluted earnings per share calculation
because of anti-dilutive effect	135,000	135,000	-

Comprehensive Income
U.	Comprehensive Income
For the years ended December 31, 2011, 2012 and 2013, comprehensive income equals net income.
Fair Value Measurements
V.	Fair Value Measurements

The Company's financial instruments include mainly cash and cash equivalents, accounts receivable, short term bank deposits, marketable securities and accounts payable. The carrying amounts of these financial instruments approximate their fair value. For marketable securities fair value see Note 4.

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

Concentrations of Risks
W.	Concentrations of risks

(1)	Credit risk

Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, short-term bank deposits, marketable securities, trade receivables and assets held for employees' severance benefits. Cash and cash equivalents balances of the Company, which are subject to credit risk, consist of cash accounts held with major financial institutions. Short-term bank deposits balances of the Company, which are subject to credit risk, consist of short-term bank deposits held with a major Israeli Bank. Marketable securities consist of held to maturity marketable securities issued by highly rated corporations or governmental securities. As of December 31, 2012 and 2013, the ratings of the securities in the Company's portfolio were at least A. Nonetheless, these investments are subject to general credit and counterparty risks (such as that the counterparty to a financial instrument fails to meet its contractual obligations). Concentrations of credit risk with respect to trade receivables are limited due to the Company's diverse customer base and their wide geographical dispersion. The Company closely monitors extensions of credit and has never experienced significant credit losses.

(2)	Dominant customers

The Company depends on a small amount of customers for its products. The Company's top three customers accounted for approximately 50% of its revenues in 2013. The Company expects that a small number of customers will continue to account for a significant portion of its revenues for the foreseeable future.

Liabilities for Loss Contingenices
X.	Liabilities for loss contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.